GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

Years ended December 31	2019	2018
Salaries and benefits	$11,041	$12,157
Share-based compensation	12,814	13,371
Consulting and professional fees	2,391	3,036
Travel expense	1,100	1,044
Depreciation and amortization	460	194
Other expenses	3,123	3,139
	$30,929	$32,941